UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10333

Name of Fund: BlackRock Municipal Income Investment Trust (BBF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Municipal Income Investment Trust, 55 East 52nd Street, New York, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2010

Date of reporting period: 10/31/2009

Item 1 – Schedule of Investments

BlackRock Municipal Income Investment Trust (BBF)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

California - 16.0%	Bay Area Toll Authority, RB, San Francisco Bay Area, Series F 1, 5.63%, 4/01/44	$1,355	$1,459,281
	California Health Facilities Financing Authority, California, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	890	930,415
	California Health Facilities Financing Authority, RB, Cedars- Sinai Medical Center, 5.00%, 8/15/39	805	748,505
	California Health Facilities Financing Authority, RB, Saint Joseph Health System, Series A, 5.75%, 7/01/39	1,375	1,425,449
	California State Public Works Board, RB, Department General Services, Buildings 8 & 9, Series A, 6.25%, 4/01/34	2,075	2,152,584
	Los Angeles Department of Water & Power, RB, Power System, Sub-Series A 1, 5.25%, 7/01/38	1,450	1,525,139
	San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	4,210	4,474,135
	San Diego Regional Building Authority, California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,600	1,648,656

			14,364,164

Colorado - 3.5%	City & County of Denver Colorado, Refunding RB, Series A, 5.25%, 11/15/36	2,060	2,048,155
	Colorado Health Facilities Authority, Refunding RB, Catholic Healthcare, Series A, 5.50%, 7/01/34 (a)	1,095	1,115,466

			3,163,621

District of Columbia - 1.2%	District of Columbia Water & Sewer Authority, RB, Series A, 5.25%, 10/01/29	1,000	1,059,840

Florida - 35.2%	Ave Maria Stewardship Community Development District, Special Assessment, BAN, 4.80%, 11/01/12	1,000	742,440
	City of Jacksonville Florida, RB (MBIA), 5.00%, 10/01/26	4,000	4,049,440
	City of Tampa Florida, RB, University Tampa Project (Radian), 5.63%, 4/01/32	2,800	2,721,712
	City of Tampa Florida, Refunding RB, Series A, 5.00%, 10/01/26	4,000	4,079,200
	County of Miami-Dade Florida, RB, Sub-Series C (MBIA), 5.63%, 10/01/28 (b)	17,930	5,514,730
	County of Saint John’s Florida, RB, CAB (AMBAC), 5.34%, 6/01/30 (b)	3,945	1,215,849

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
ARB	Airport Revenue Bond
BAN	Bond Anticipation Notes
CAB	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
S/F	Single-Family
VHA	Veterans Hospital Administration

BlackRock Municipal Income Investment Trust (BBF)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Escambia County Health Facilities Authority, RB, Florida Health Care Facilities Loan, VHA Program (AMBAC), 5.95%, 7/01/20	$649	$659,993
	Laguna Lakes Community Development District, Florida, RB, Series A, 6.40%, 5/01/13 (c)	1,550	1,803,239
	Miami Beach Health Facilities Authority, Refunding RB, Mount Sinai Medical Center Florida, 6.75%, 11/15/21	825	830,165
	Miami-Dade County Expressway Authority, Florida, Refunding RB (MBIA), 5.13%, 7/01/25	500	506,365
	New River Community Development District, Special Assessment, Series B, 5.00%, 5/01/13 (d)(e)	1,500	679,455
	Northern Palm Beach County Improvement District, RB, Water Control & Improvement 43, 6.10%, 8/01/11 (c)	1,155	1,253,452
	Northern Palm Beach County Improvement District, RB, Water Control & Improvement 43, 6.10%, 8/01/21	155	147,982
	Northern Palm Beach County Improvement District, RB, Water Control & Improvement, Unit Development No. 43, 6.13%, 8/01/11 (c)	2,950	3,254,116
	Village Center Community Development District Recreational Revenue, RB, Series A (MBIA), 5.00%, 11/01/32	1,795	1,586,888
	Volusia County Educational Facility Authority, RB, Educational Facilities, Embry Riddle Aero, Series A, 5.75%, 10/15/29	2,000	2,000,680
	Watergrass Community Development District, Special Assessment, Series B, 5.13%, 11/01/14	1,000	545,170

			31,590,876

Georgia - 6.4%	Metropolitan Atlanta Rapid Transit Authority, RB, 3rd Series, 5.00%, 7/01/39	2,450	2,502,601
	Municipal Electric Authority of Georgia, RB, General Resolution Projects, Sub-Series D, 6.00%, 1/01/23	2,900	3,266,850

			5,769,451

Illinois - 4.3%	Illinois Finance Authority, RB, Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	1,900	2,045,521
	Illinois Finance Authority, RB, Rush University Medical Center Obligation Group, Series B, 7.25%, 11/01/30	1,600	1,807,648

			3,853,169

Indiana - 2.6%	Indiana Municipal Power Agency, Indiana, RB, Indiana Muni Power Agency Series B, 6.00%, 1/01/39	2,210	2,370,777

Kansas - 1.8%	Kansas Development Finance Authority, RB, Adventist Health, 5.50%, 11/15/29	1,600	1,642,176

Kentucky - 3.5%	Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,500	1,625,160
	Louisville, Jefferson County Metropolitan Government, RB, Jewish Hospital Saint Mary’s Healthcare, 6.13%, 2/01/37	1,450	1,515,192

			3,140,352

BlackRock Municipal Income Investment Trust (BBF)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Massachusetts - 2.1%	Massachusetts Health & Educational Facilities Authority, RB, Tufts University, 5.38%, 8/15/38	$1,000	$1,071,140
	Massachusetts State College Building Authority, RB, Series A, 5.50%, 5/01/39	750	785,602

			1,856,742

Michigan - 4.0%	Michigan State Building Authority, Refunding RB, Facilities Program, Series I, 6.00%, 10/15/38	1,000	1,060,360
	Michigan State Hospital Finance Authority, Refunding RB, Hospital, Henry Ford Health, 5.75%, 11/15/39 (a)	1,415	1,356,490
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	995	1,155,583

			3,572,433

Nevada - 1.9%	City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	1,600	1,745,312

New Jersey - 2.9%	New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29 (a)	1,165	1,198,074
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A, 5.88%, 12/15/38	1,295	1,400,788

			2,598,862

New York - 7.1%	Long Island Power Authority, RB, Series A, 5.50%, 4/01/24	1,055	1,137,754
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,500	1,557,570
	New York State Dormitory Authority, RB, Education, Series B, 5.25%, 3/15/38	2,000	2,093,340
	Triborough Bridge & Tunnel Authority, New York, RB, General, Series A-2, 5.38%, 11/15/38	1,510	1,608,377

			6,397,041

North Carolina - 2.3%	North Carolina Eastern Municipal Power Agency, North Carolina, RB, Series B, 5.00%, 1/01/26	450	458,253
	North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/42 (a)	1,355	1,329,296
	North Carolina Municipal Power Agency, RB, No. 1 Catawba, North Carolina, Series A, 5.00%, 1/01/30	320	322,790

			2,110,339

Ohio - 1.1%	Ohio Air Quality Development Authority, RB, Ohio Valley Electric Corp., 5.63%, 10/01/19	970	967,109

Pennsylvania - 3.9%	Pennsylvania Economic Development Financing Authority, RB, Pennsylvania, American Water Co. Project, 6.20%, 4/01/39	500	533,005
	Pennsylvania Turnpike Commission, RB, Sub-Series B, 5.25%, 6/01/39	2,945	2,929,951

			3,462,956

Puerto Rico - 4.7%	Puerto Rico HFA, RB, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,500	1,497,300

BlackRock Municipal Income Investment Trust (BBF)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 5.75%, 8/01/37	$2,605	$2,695,133

			4,192,433

Texas - 7.1%	Conroe ISD, Texas, GO, School Building, Series A, 5.75%, 2/15/35	890	957,925
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.13%, 12/01/31	500	559,360
	Houston Texas Airport Systems Revenue, Refunding ARB, Senior Lien, Series A, 5.50%, 7/01/39	595	617,158
	Lower Colorado River Authority, Refunding RB, 5.75%, 5/15/28	810	849,844
	Lower Colorado River Authority, Refunding RB, 5.50%, 5/15/33	2,000	2,075,100
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,250	1,323,837

			6,383,224

Utah - 1.3%	City of Riverton Utah, RB, IHC Health Services Inc., 5.00%, 8/15/41 (a)	1,205	1,167,621

Virginia - 1.3%	Virginia Public School Authority, Virginia, RB, School Financing, 6.50%, 12/01/35	1,000	1,149,370

Wisconsin - 1.8%	Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health Inc., 5.25%, 4/01/39	1,675	1,645,369

Wyoming - 1.4%	County of Sweetwater, Wyoming, Refunding RB, Idaho Power Co. Project, 5.25%, 7/15/26	1,235	1,278,102

	Total Municipal Bonds - 117.4%		105,481,339

	Municipal Bonds Transferred to Tender Option Bond Trusts (f)

California - 9.5%	California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39	1,995	2,102,351
	Los Angeles Community College District, California, GO, Election of 2008, Series A, 6.00%, 8/01/33	3,898	4,404,958
	Los Angeles Unified School District, California, GO, Series I, 5.00%, 1/01/34	400	404,560
	University of California, RB, Series O, 5.75%, 5/15/34	1,500	1,658,835

			8,570,704

District of Columbia - 3.9%	District of Columbia, RB, Series A, 5.50%, 12/01/30	1,395	1,535,574
	District of Columbia Water & Sewer Authority, RB, Series A, 5.50%, 10/01/39	1,799	1,920,143

			3,455,717

Florida - 9.7%	Jacksonville Economic Development Commission, RB, Mayo Clinic Jacksonville, Series B, 5.50%, 11/15/36	7,490	7,598,455

BlackRock Municipal Income Investment Trust (BBF)

Schedule of Investments October 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (f)	Par (000)	Value

	Jacksonville Electric Authority, RB, River Power Park, Issue
	Three Series Two, 5.00%, 10/01/37	$1,110	$1,111,388

			8,709,843

Illinois - 3.5%	Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	2,800	3,167,640

New Hampshire - 1.3%	New Hampshire Health & Education Facilities Authority, Refunding RB, Dartmouth College, 5.25%, 6/01/39	1,094	1,170,994

Nevada - 5.5%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	2,500	2,743,975
	Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	1,994	2,167,197

			4,911,172

New York - 4.1%	New York City Municipal Water Finance Authority, RB, Fiscal 2009, Series A, 5.75%, 6/15/40	1,410	1,554,650
	New York City Municipal Water Finance Authority, RB, Series FF-2, 5.50%, 6/15/40	1,995	2,161,927

			3,716,577

South Carolina - 2.1%	South Carolina State Public Service Authority, RB, Santee Cooper, Series A, 5.50%, 1/01/38	1,755	1,874,673

Texas - 5.5%	City of San Antonio, Texas, Refunding RB, Series A, 5.25%, 2/01/31	2,025	2,136,725
	Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children’s Hospital Project, 5.50%, 10/01/39	2,750	2,832,528

			4,969,253

Virginia - 1.1%	Fairfax County IDA, Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	899	944,308

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 46.2%		41,490,881

	Total Long-Term Investments (Cost - $143,365,628) - 163.6%		146,972,220

	Short-Term Securities	Shares

	CMA Florida Municipal Money Fund, 0.00% (g)(h)	4	4

	FFI Institutional Tax-Exempt Fund, 0.23% (g)(h)	3,500,000	3,500,000

	Total Short-Term Securities (Cost - $3,500,004) - 3.9%		3,500,004

	Total Investments (Cost - $146,865,632*) - 167.5%		150,472,224
	Liabilities in Excess of Other Assets - (4.6)%		(4,151,083)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (24.8)%		(22,245,533)
	Preferred Shares, at Redemption Value - (38.1)%		(34,252,053)

	Net Assets Applicable to Common Shares - 100.0%		$89,823,555

BlackRock Municipal Income Investment Trust (BBF)

Schedule of Investments October 31, 2009 (Unaudited)

*	The cost and unrealized appreciation (depreciation) of investments as of October 31, 2009, as computed for federal income tax purposes, were as follows:

	Aggregate cost	$124,847,872

	Gross unrealized appreciation	$6,471,481
	Gross unrealized depreciation	(3,075,893)

	Net unrealized appreciation	$3,395,588

(a)	When-issued security.

Counterparty	Market Value	Unrealized Appreciation (Depreciation)

Citigroup Inc.	$2,685,786	$(17,977)
JPMorgan Chase Bank NA	$1,167,621	$(18,424)
Merrill Lynch & Co.	$1,198,074	$617
Morgan Stanley Co.	$1,115,466	$(8,289)

(b)	Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(c)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(g)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	$4	—
FFI Institutional Tax-Exempt Fund	$1,797,094	$2,353

(h)	Represents the current yield as of report date.

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities.

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its annual report.

BlackRock Municipal Income Investment Trust (BBF)

Schedule of Investments October 31, 2009 (Unaudited)

The following table summarizes the inputs used as of October 31, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1 - Short-Term Securities	$3,500,004
Level 2 - Long-Term Investments[1]	146,972,220
Level 3	—

Total	$150,472,224

[1]	See above Schedule of Investments for values in each state or political subdivision.

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Income Investment Trust

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer of
BlackRock Municipal Income Investment Trust

Date: December 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley

Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Income Investment Trust

Date: December 18, 2009

By:	/s/ Neal J. Andrews

Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Income Investment Trust

Date: December 18, 2009